Employee Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
401(k) Plan Match Expense	$ 5.1	$ 4.3	$ 3.6
401(k) Plan forfeitures	$ 0.1	$ 0.3	$ 0.2